Segmented Information (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Operating Segments [Abstract]
Summary of Revenues and Expenses by Operating Segments

a) Revenues and expenses by operating segments

Segment revenues are with external customers unless otherwise specified.

	Small	Plasma-	Reconciliation
	molecule	derived	to statement
For the quarter ended June 30, 2020	therapeutics	therapeutics	of operations	Total
Revenues	$-	$505	$35	$540

Expenses
Cost of sales and other production expenses	-	458	-	458
Manufacturing and purchase cost of product candidates used for R&D activities	10	7,465	-	7,475
R&D - Other expenses	3,494	4,778	50	8,322
Administration, selling and marketing expenses	888	1,651	7,312	9,851
Segment loss	$(4,392)	$(13,847)	$(7,327)	$(25,566)
Loss on foreign exchange				539
Finance costs				1,852
Net loss from continuing operations before taxes				$(27,957)
Other information
Depreciation and amortization	$235	$2,034	$174	$2,443
Share-based payment expense	414	183	1,827	2,424

	Small	Plasma-	Reconciliation
	molecule	derived	to statement
For the quarter ended June 30, 2019	therapeutics	therapeutics	of operations	Total
Revenues	$2	$725	$35	$762

Expenses
Cost of sales and other production expenses	-	533	59	592
Manufacturing and purchase cost of product candidates used for R&D activities	20	11,888	(144)	11,764
R&D - Other expenses	3,853	6,631	41	10,525
Administration, selling and marketing expenses	1,608	2,056	14,381	18,045
Segment loss	$(5,479)	$(20,383)	$(14,302)	$(40,164)

Loss on foreign exchange				256
Finance costs				3,348
Loss on extinguishments of liabilities				92,294
Change in fair value of financial instruments measured at fair value through profit or loss				(1,369)
Net loss from continuing operations before taxes				$(134,693)
Other information
Depreciation and amortization	$186	$1,824	$160	$2,170
Share-based payment expense	3,390	3,119	8,216	14,725

For the six months ended June 30, 2020	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$-	$1,406	$237	$1,643

Expenses
Cost of sales and other production expenses	-	1,104	38	1,142
Manufacturing and purchase cost of product candidates used for R&D activities	42	16,167	-	16,209
R&D - Other expenses	6,987	9,510	76	16,573
Administration, selling and marketing expenses	1,604	3,734	15,185	20,523
Segment loss	$(8,633)	$(29,109)	$(15,062)	$(52,804)
Gain on foreign exchange				(593)
Finance costs				3,482
Gain on extinguishments of liabilities				(79)
Net loss from continuing operations before taxes				$(55,614)
Other information
Depreciation and amortization	$463	$3,267	$342	$4,072
Share-based payment expense	972	187	3,642	4,801

For the six months ended June 30, 2019	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$33	$2,930	$63	$3,026

Expenses
Cost of sales and other production expenses	-	1,663	59	1,722
Manufacturing and purchase cost of product candidates used for R&D activities	20	21,122	(161)	20,981
R&D - Other expenses	6,558	12,113	108	18,779
Administration, selling and marketing expenses	2,259	4,026	18,855	25,140
Segment loss	$(8,804)	$(35,994)	$(18,798)	$(63,596)

Gain on foreign exchange				(1,520)
Finance costs				10,497
Loss on extinguishments of liabilities				92,374
Change in fair value of financial instruments measured at fair value through profit or loss				(1,140)
Net loss from continuing operations before taxes				$(163,807)
Other information
Depreciation and amortization	$363	$3,623	$304	$4,290
Share-based payment expense	3,787	3,470	8,933	16,190

Summary of Revenues by Location from Continuing Operations

b) Revenues by location from continuing operations

Revenues are attributed to countries based on the location of customers.

	Quarters ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
United States	$339	$323	$1,070	$1,745
Canada	201	439	406	1,281
United Kingdom	-	-	167	-
	$540	$762	$1,643	$3,026